PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows:

	As restated (Note 2y.iii)
	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	59,608	4,336	(6)	(3,682)	60,256
Drop cable	15,087	1,426	—	—	16,513
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	20,550	2,593	(6)	(5,325)	17,812
Drop cable	8,955	2,318	—	—	11,273
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	196,804	26,534	(4,728)	(10,944)	207,666
Net book value	164,496				170,108

The details of property and equipment are as follows:

	As Restated (Note 2y.iii)
	December 31,				Reclassifications/	December 31,
	2023	Acquisition	Additions	Deductions	Translations	2024
At cost:
Directly acquired assets
Buildings	19,596	—	221	(32)	1,122	20,907
Leasehold improvements	1,675	—	40	(94)	174	1,795
Switching equipment	19,636	—	228	(1,090)	696	19,470
Telegraph, telex, and data communication equipment	1,583	—	—	(1,578)	—	5
Transmission installation and equipment	180,664	—	1,393	(9,972)	10,085	182,170
Satellite, earth station, and equipment	10,941	—	50	(114)	3,918	14,795
Cable network	60,256	314	3,140	(15)	(224)	63,471
Drop cable	16,513	—	1,591	—	—	18,104
Power supply	24,348	—	559	(730)	1,427	25,604
Data processing equipment	21,893	—	332	(1,577)	1,292	21,940
Other telecommunication peripherals	11,087	—	412	(4)	743	12,238
Office equipment	2,696	0	84	(74)	13	2,719
Vehicles	593	0	15	(42)	(36)	530
Other equipment	53	—	3	—	4	60
Property under construction	6,240	—	16,368	(31)	(19,647)	2,930
Total	377,774	314	24,436	(15,353)	(433)	386,738

Accumulated depreciation:
Directly acquired assets
Buildings	6,818	—	650	(27)	20	7,461
Leasehold improvements	1,312	—	128	(86)	(7)	1,347
Switching equipment	14,121	—	1,756	(1,088)	6	14,795
Telegraph, telex, and data communication equipment	1,582	—	—	(1,578)	—	4
Transmission installation and equipment	104,347	—	11,713	(9,787)	48	106,321
Satellite, earth station, and equipment	6,726	—	719	(114)	46	7,377
Cable network	17,812	—	2,698	(15)	36	20,531
Drop cable	11,273	—	2,223	—	1	13,497
Power supply	17,387	—	2,014	(710)	29	18,720
Data processing equipment	16,149	—	2,031	(1,545)	(103)	16,532
Other telecommunication peripherals	7,700	—	1,517	(1)	—	9,216
Office equipment	2,136	—	278	(68)	(62)	2,284
Vehicles	256	—	38	(27)	(17)	250
Other equipment	47	—	4	—	(2)	49
Total	207,666	—	25,769	(15,046)	(5)	218,384
Net book value	170,108					168,354

The details of property and equipment are as follows:

	As restated (Note 2y.iii)
	December 31,			Reclassifications/	December 31,
	2024	Additions	Deductions	Translations	2025
At cost:
Directly acquired assets
Buildings	20,907	197	(2)	861	21,963
Leasehold improvements	1,795	5	(46)	147	1,901
Switching equipment	19,470	285	(1,722)	1,667	19,700
Telegraph, telex, and data communication equipment	5	—	—	(3)	2
Transmission installation and equipment	182,170	1,836	(5,178)	8,062	186,890
Satellite, earth station, and equipment	14,795	143	(202)	371	15,107
Cable network	63,471	3,505	(13)	212	67,175
Drop cable	18,104	1,686	—	—	19,790
Power supply	25,604	483	(476)	1,924	27,535
Data processing equipment	21,940	407	(1,245)	1,775	22,877
Other telecommunication peripherals	12,238	1,047	—	(11)	13,274
Office equipment	2,719	128	(85)	(146)	2,616
Vehicles	530	2	(5)	(11)	516
Other equipment	60	3	—	8	71
Property under construction	2,930	14,850	(1)	(13,768)	4,011
Total	386,738	24,577	(8,975)	1,088	403,428

Accumulated depreciation:
Directly acquired assets
Buildings	7,461	701	(2)	196	8,356
Leasehold improvements	1,347	121	(46)	27	1,449
Switching equipment	14,795	1,755	(1,717)	67	14,900
Telegraph, telex, and data communication equipment	4	—	—	(2)	2
Transmission installation and equipment	106,321	12,320	(5,076)	568	114,133
Satellite, earth station, and equipment	7,377	918	(203)	389	8,481
Cable network	20,531	4,944	(12)	27	25,490
Drop cable	13,497	1,941	—	—	15,438
Power supply	18,720	2,300	(432)	313	20,901
Data processing equipment	16,532	1,837	(1,248)	349	17,470
Other telecommunication peripherals	9,216	1,608	—	(2)	10,822
Office equipment	2,284	253	(85)	(229)	2,223
Vehicles	250	31	(5)	(11)	265
Other equipment	49	2	—	(11)	40
Total	218,384	28,731	(8,826)	1,681	239,970
Net book value	168,354				163,458

An item of property and equipment group includes main telecommunication infrastructure of the Group which consists of the following components: (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) drop cable; (7) power supply; (8) data processing equipment; and (9) other telecommunication peripherals.

a.    Gain on sale of property and equipment

	2023	2024	2025
Proceeds from sale of property and equipment	100	717	78
Net book value	(16)	(59)	0
Gain on sale of property and equipment	84	658	78

b.    Others

(i)	During 2024 and 2025, the CGUs that independently generate cash inflows are fixed wireline, cellular, and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2024 and 2025.
(ii)	Interest capitalized to property under construction amounted to Rp124 billion, Rp98 billion, and Rp13 billion for the years ended December 31, 2023, 2024, and 2025, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 2.50% to 8.24%, 1.50% to 6.10%, and 5.44% to 8.20% for the years ended December 31, 2023, 2024, and 2025, respectively.
(iii)	No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2023, 2024, and 2025.
(iv)	In 2023, 2024, and 2025, the Group obtained proceeds from the insurance claim on lost and damaged property and equipment, with a total value of Rp199 billion, Rp143 billion, and Rp151 billion, respectively, and were recorded as part of “Other income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2023, 2024, and 2025, the net carrying values of these assets, amounted to Rp185 billion, Rp114 billion, and Rp96 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.
(v)	As of December 31, 2024 and 2025, the Group’s property and equipment with a net carrying amount (before intercompany eliminations and adjustments) of Rp178,692 billion and Rp160,374 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption. The total blanket policies as of December 31, 2024 and 2025, amounted to Rp44,143 billion and Rp44,267 billion, HK$10 million and HK$35 million, SG$219 million and SG$197 million, and MYRNil and MYR46 million, respectively. The total policies for first loss basis policies as of December 31, 2024 and 2025, amounted to Rp2,750 billion and Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.
(vi)	As of December 31, 2024 and 2025, the percentage of completion of property under construction was approximately 53.29% and 44.12% respectively, of the total contract value, Rp2,930 billion and Rp4,011 billion are recorded as expenditures in property under construction, respectively. The estimated completion dates are until December 2026. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network, and power supply. Management believes that there is no impediment to the completion of the construction in progress.
(vii)	As of December 31, 2024 and 2025, all assets owned by the Company have been pledged as collateral for bonds (Note 20a) while certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp2,190 billion and Rp2,205 billion, respectively, have been pledged as collaterals under borrowing agreements (Notes 19 and 20b).
(viii)	As of December 31, 2024 and 2025, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp89,480 billion and Rp100,603 billion, respectively. The Group is currently conducting modernization of network assets to replace the fully depreciated property and equipment.
(ix)	In 2025, the Company determined changes in the estimated useful lives for several assets owned by the Company (Note 2y.ii.(b)). The impact of the increase in depreciation expense (before intercompany eliminations and adjustments) for the year ended December 31, 2025 is Rp1,684 billion. The estimate for the increase (decrease) in depreciation expense for at least the next 5 (five) years is as follows:

Years	Increase (Decrease)
2026	1,446
2027	653
2028	228
2029	(96)
2030	(381)

(x)

In 2025, the Company conducted an evaluation of the physical condition of its assets and recognized an accelerated depreciation of Rp1,945 billion for several types of assets that were assessed to no longer be optimally utilized.

(xi)	In 2024 and 2025, the total fair values of buildings of the Group amounted to Rp23,650 billion and Rp23,363 billion, respectively.